Segment Information - Long-lived Assets By Geographic Areas (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	$ 2,792.4	$ 2,823.2	$ 2,578.3
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	953.1	961.0
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	796.9	809.9
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	429.2	434.8
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	358.4	366.6
North Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	163.7	0.0
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Jack-up drilling rigs, net	$ 91.1	$ 250.9